Information by segment and main country - Reconciliation from net income to Adjusted EBITA (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information by segment and main country [Line Items]
Net income (loss)	€ (698)	€ (463)	€ (1,605)
Discontinued operations, net of income taxes	(142)	10	(13)
Income tax (expense) benefit	963	(73)	(113)
Investments in associates, net of income taxes	124	98	2
Financial expenses	387	376	258
Financial income	(105)	(63)	(58)
Income from operations	529	(115)	(1,529)
Amortization and impairment of acquired intangible assets	392	290	363
Impairment of goodwill	0	8	1,357
EBITA	921	183	192
Restructuring and acquisition-related charges	326	381	202
Other items:	830	1,358	925
Adjusted EBITA	2,077	1,921	1,318
Respironics litigation provision
Information by segment and main country [Line Items]
Other items:	984	575
Respironics insurance income
Information by segment and main country [Line Items]
Other items:	(538)
Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:	113	363	250
Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	133	224	210
R&D project impairments
Information by segment and main country [Line Items]
Other items:			134
Portfolio realignment charges
Information by segment and main country [Line Items]
Other items:			109
Provision for public investigations tender irregularities
Information by segment and main country [Line Items]
Other items:			60
Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	113
Quality actions
Information by segment and main country [Line Items]
Other items:	123	175	59
Provision for a legal matter
Information by segment and main country [Line Items]
Other items:		31
Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:		23
Gain on divestment of business
Information by segment and main country [Line Items]
Other items:		(35)
Impairment of assets in S&RC
Information by segment and main country [Line Items]
Other items:			39
Remaining items
Information by segment and main country [Line Items]
Other items:	16	2	63
Diagnosis & Treatment
Information by segment and main country [Line Items]
Income from operations	592	721	536
Amortization and impairment of acquired intangible assets	225	89	115
Impairment of goodwill		8
EBITA	817	818	650
Restructuring and acquisition-related charges	157	118	3
Other items:	45	92	133
Adjusted EBITA	1,018	1,028	786
Diagnosis & Treatment | R&D project impairments
Information by segment and main country [Line Items]
Other items:			73
Diagnosis & Treatment | Provision for public investigations tender irregularities
Information by segment and main country [Line Items]
Other items:			60
Diagnosis & Treatment | Quality actions
Information by segment and main country [Line Items]
Other items:	45	81
Diagnosis & Treatment | Remaining items
Information by segment and main country [Line Items]
Other items:		11	0
Connected Care
Information by segment and main country [Line Items]
Income from operations	(466)	(1,199)	(2,347)
Amortization and impairment of acquired intangible assets	141	178	226
Impairment of goodwill		0	1,357
EBITA	(324)	(1,020)	(764)
Restructuring and acquisition-related charges	53	115	125
Other items:	765	1,275	750
Adjusted EBITA	494	369	111
Connected Care | Respironics litigation provision
Information by segment and main country [Line Items]
Other items:	984	575
Connected Care | Respironics insurance income
Information by segment and main country [Line Items]
Other items:	(538)
Connected Care | Respironics field-action connected to the proposed consent decree
Information by segment and main country [Line Items]
Other items:		363	250
Connected Care | Respironics field-action running costs
Information by segment and main country [Line Items]
Other items:	133	224	210
Connected Care | R&D project impairments
Information by segment and main country [Line Items]
Other items:			59
Connected Care | Portfolio realignment charges
Information by segment and main country [Line Items]
Other items:			109
Connected Care | Respironics consent decree charges
Information by segment and main country [Line Items]
Other items:	113
Connected Care | Quality actions
Information by segment and main country [Line Items]
Other items:	78	94	59
Connected Care | Provision for a legal matter
Information by segment and main country [Line Items]
Other items:		31
Connected Care | Remaining items
Information by segment and main country [Line Items]
Other items:	(4)	(12)	24
Personal Health
Information by segment and main country [Line Items]
Income from operations	544	552	515
Amortization and impairment of acquired intangible assets	15	14	15
EBITA	559	567	531
Restructuring and acquisition-related charges	25	9	11
Other items:	0	22	(4)
Adjusted EBITA	584	597	538
Personal Health | R&D project impairments
Information by segment and main country [Line Items]
Other items:			3
Personal Health | Investment re-measurement loss
Information by segment and main country [Line Items]
Other items:		23
Personal Health | Remaining items
Information by segment and main country [Line Items]
Other items:	0	(1)	(6)
Other
Information by segment and main country [Line Items]
Income from operations	(142)	(190)	(233)
Amortization and impairment of acquired intangible assets	12	9	8
EBITA	(130)	(181)	(225)
Restructuring and acquisition-related charges	92	140	62
Other items:	20	(32)	46
Adjusted EBITA	(18)	(73)	(118)
Other | Gain on divestment of business
Information by segment and main country [Line Items]
Other items:		(35)
Other | Remaining items
Information by segment and main country [Line Items]
Other items:	€ 20	€ 3	€ 46